Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 04, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Impairement of legal fees	$ 27,000
Unrecognized tax benefits
Net operating loss carry forwards		$ 6,150,613	$ 6,150,613
Net operating loss carry forwards expiration date		The year 2039 when the NOL's will expire.	The year 2039 when the NOL's will expire.
Change in the valuation allowance			$ 0	$ 0
Payments to acquire patents		$ 25,000	25,000
Capitalized patent fees		26,528	26,528
Intangible assets				38,740
Amortization expense			4,406	4,406
Patent impairment expenses			$ 34,334
Warrants [Member]
Antidilutive securities amount
June 4, 2019 [Member]
Impairement of legal fees			$ 27,000